Summary of Significant Accounting Policies - Narrative (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2024 segment	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Nov. 29, 2022 USD ($)
Business Acquisition [Line Items]
Matching contributions to defined contribution plans | $		$ 14,100,000	$ 13,800,000	$ 10,900,000
Shares authorized under plan (in shares)		6,488,988
Deferred revenue | $		$ 222,500,000	195,800,000
Customer deposits | $		2,000,000.0	8,000,000.0
Advertising and promotion expense | $		$ 10,500,000	$ 8,500,000	$ 7,600,000
Warrants outstanding | $					$ 0
Subsequent Event
Business Acquisition [Line Items]
Number of operating segments | segment	2
Number of reportable segments | segment	1
Minimum
Business Acquisition [Line Items]
Operating lease term		1 month
Maximum
Business Acquisition [Line Items]
Operating lease term		60 months
Average
Business Acquisition [Line Items]
Operating lease term		10 months
RSAs
Business Acquisition [Line Items]
Vesting period		1 year
Granted (in shares)		28,946	35,244	44,708
Vested (in shares)		35,244	36,176	57,448
Time-Based Restricted Stock Units
Business Acquisition [Line Items]
Vesting period		4 years
Granted (in shares)		213,388	377,804	415,737
Vested (in shares)		322,483	478,906	671,643
Performance-Based RSUs
Business Acquisition [Line Items]
Performance period		3 years
Granted (in shares)		376,826	745,079	977,645
Vested (in shares)		293,934	313,152	10,886
Performance-Based RSUs | Awards Granted 2021
Business Acquisition [Line Items]
TSR payout percentage, minimum		0.00%
TSR payout percentage, maximum		200.00%
TSR payout percentage, target		100.00%
TSR, target		50.00%
TSR, minimum		25.00%
TSR, maximum		85.00%
Granted (in shares)		555,790
Share price (in USD per share) | $ / shares		$ 47.50
Performance-Based RSUs | Awards Granted in 2020 and Prior
Business Acquisition [Line Items]
TSR payout percentage, minimum		0.00%
TSR payout percentage, maximum		150.00%
TSR payout percentage, target		100.00%
TSR, target		50.00%
TSR, minimum		25.00%
TSR, maximum		75.00%
Performance-Based RSUs | Minimum | Awards Granted 2021
Business Acquisition [Line Items]
Performance period		4 years 6 months
Performance-Based RSUs | Maximum | Awards Granted 2021
Business Acquisition [Line Items]
Performance period		4 years 9 months 18 days
Unrestricted Stock | Minimum | Awards Granted 2021
Business Acquisition [Line Items]
Vested (in shares)		0
Share price (in USD per share) | $ / shares		$ 42.50
Unrestricted Stock | Maximum | Awards Granted 2021
Business Acquisition [Line Items]
Vested (in shares)		1,333,334
Share price (in USD per share) | $ / shares		$ 60.00
Stock Options
Business Acquisition [Line Items]
Vesting period		4 years
Expiration period		10 years